SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of external revenues and gross profit per geographic segment
Total revenues and gross profit per each operating and reportable segment for the period ended for the years ended December 31, 2023, 2022 and 2021 are:

Amounts in US$ ‘000	2023			2022			2021
	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total
Revenues:
US	221,213	17,894	239,107	200,082	—	200,082	193,419	—	193,419
Europe and RoW	5,921	288	6,209	5,540	—	5,540	5,452	—	4,933
Total revenues	227,134	18,182	245,316	205,622	—	205,622	198,871	—	198,871
Gross profit:									—
US	202,441	15,417	217,858	186,263	—	186,263	176,266	—	176,266
Europe and RoW	2,026	220	2,246	1,797	—	1,797	1,463	—	1,463
Total gross profit	204,467	15,637	220,104	188,060	—	188,060	177,729	—	177,729